Cover	Aug. 23, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 26, 2024, Stran & Company, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) reporting the completion of the previously announced Bangarang Transaction (as defined below). In the Original Report, the Company indicated that it would amend the Original Report at a later date to include any financial statements and any pro forma financial information required by Item 9.01 of Form 8-K. This Amendment No. 1 to the Original Report (this “Amended Report”) is being filed to include the financial statements required under Item 9.01(a) of Form 8-K, which are filed as Exhibit 99.1 and Exhibit 99.2 to this Amended Report. As soon as practicable, the Company will file Amendment No. 2 to the Original Report (the “Amendment No. 2 to the Original Report”) to include the pro forma financial information required by Item 9.01(b) of Form 8-K. The disclosure contained in Item 2.01 of the Original Report is repeated below for convenience. No other changes have been made to the Original Report except to remove Item 1.01, which is not applicable to this Amended Report, and Item 7.01 and related disclosure regarding a press release that was issued in connection with the completion of the Bangarang Transaction.
Document Period End Date	Aug. 23, 2024
Entity File Number	001-41038
Entity Registrant Name	STRAN & COMPANY, INC.
Entity Central Index Key	0001872525
Entity Tax Identification Number	04-3297200
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Heritage Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02171
City Area Code	800
Local Phone Number	833-3309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SWAG
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $4.81375
Trading Symbol	SWAGW
Security Exchange Name	NASDAQ